FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in fair value
Total Gain/(Loss)	CAD (169,336)	CAD 242,038	CAD (35,088)
Interest Rate Swaps | Interest Expenses
Change in fair value
Total Gain/(Loss)			478
Cross currency interest rate swap | Interest Expenses
Change in fair value
Total Gain/(Loss)		(580)	(1,306)
Cross currency interest rate swap | Foreign Exchange
Change in fair value
Total Gain/(Loss)		16,128	19,920
Foreign exchange derivatives | Foreign Exchange
Change in fair value
Total Gain/(Loss)	(21,847)	6,149	8,110
Electricity Swaps | Operating Expense
Change in fair value
Total Gain/(Loss)	(408)	(1,275)	758
Equity Swaps (gain)/loss | General and Administrative Expense
Change in fair value
Total Gain/(Loss)	(2,097)	(9,282)	5,450
Commodity Derivative Instruments
Change in fair value
Total Gain/(Loss)	(144,984)	230,898	(68,498)
Commodity Derivative Instruments | Crude Oil Instruments | Commodity derivative instruments
Change in fair value
Total Gain/(Loss)	(99,790)	182,019	(65,504)
Commodity Derivative Instruments | Gas | Commodity derivative instruments
Change in fair value
Total Gain/(Loss)	CAD (45,194)	CAD 48,879	CAD (2,994)